Note 6 - Long-term Debt (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jun. 29, 2019	Dec. 09, 2016
Long-term Debt, Total	$ 266,245,000	$ 409,396,000
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval		50,000
Dividends, Preferred Stock, Cash		23,000
Pledged Assets Not Separately Reported, Fixed Assets	633,200,000
Tax-exempt Bond [Member]
Long-term Debt, Total	10,000,000	$ 9,983,000
Term Loan Payable to Farm Credit East ACA [Member]
Other Loans Payable, Long-term, Noncurrent				$ 100,000,000
Debt Instrument, Unamortized Discount, Total				$ 200,000
Debt Instrument, Maintain Minimum Amount of Excess Availability On Revolver Facility	$ 175,000,000
Term Loan Payable to Farm Credit East ACA [Member] | Forecast [Member]
Debt Instrument, Maintain Minimum Amount of Excess Availability On Revolver Facility			$ 175,000,000